Summary of Significant Accounting Policies - Government Grant (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 12, 2020	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Governmental grant recognized as revenue	$ 80	$ 1,879	$ 1,243
Governmental grant recognized reductions of cost of sales	$ 213	$ 30	252
Government grants received			$ 714	$ 1,187